THE DUNHAM FUNDS

Dunham Focused Large Cap Growth Fund

Incorporated herein by reference is the definitive version of the supplement for Dunham Focused Large Cap Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 14, 2013 (SEC Accession No. 0000910472-13-001852).